Condensed Financial Statements of Greene County Bancorp, Inc.	12 Months Ended
Jun. 30, 2012
Condensed Financial Statements of Greene County Bancorp, Inc. [Abstract]
Condensed Financial Statements of Greene County Bancorp, Inc.

Note 18. Condensed Financial Statements of Greene County Bancorp, Inc.

The following condensed financial statements summarize the financial position and the results of operations and cash flows of Greene County Bancorp, Inc. as of and for the fiscal years ended June 30, 2012 and 2011.

Greene County Bancorp, Inc.

Condensed Statements of Financial Condition

(In thousands)

	June 30,

ASSETS

	2012	2011
Cash and cash equivalents	$4,247	$2,324
Investment in subsidiaries	48,460	45,788
Prepaid expenses and other assets	14	14
Total assets	$52,721	$48,126

LIABILITIES AND SHAREHOLDERS' EQUITY

Total liabilities	$57	$45
Total shareholders' equity	52,664	48,081
Total liabilities and shareholders' equity	$52,721	$48,126

Greene County Bancorp, Inc.

Condensed Statements of Income

(In thousands)

	Years Ended June 30,
	2012	2011
Income:
Equity in undistributed net income of subsidiaries	$3,018	$3,972
Dividend from subsidiary	3,000	1,500
Tax exempt securities interest	---	2
Interest earning deposits	2	3

Total income

	$6,020	$5,477

Operating expenses:
Legal fees	94	79
Other	96	107

Total operating expenses

	190	186

Net income	$5,830	$5,291

Greene County Bancorp, Inc.

Condensed Statements of Cash Flows

(In thousands)

	Years Ended June 30
	2012	2011
Cash flows from operating activities:
Net Income	$5,830	$5,291
Adjustments to reconcile net income to cash provided by operating activities:
Undistributed earnings of subsidiaries	(3,018)	(3,972)
Stock option compensation	19	223
Excess tax benefit from share-based payment arrangements	(5)	(3)
Net decrease in accrued interest receivable, prepaid expenses
and other assets	---	7
Net (decrease) increase in total liabilities	17	(6)
Net cash provided by operating activities	2,843	1,540

Cash flow from investing activities:
Proceeds from maturities of securities	---	500
Net cash provided by investing activities	---	500

Cash flows from financing activities:
Payment of cash dividends	(1,297)	(1,647)
Proceeds from exercise of stock options	372	312
Excess tax benefit from share-based payment arrangements	5	3
Net cash used in financing activities	(920)	(1,332)

Net increase in cash and cash equivalents	1,923	708

Cash and cash equivalents at beginning of period	2,324	1,616

Cash and cash equivalents at end of period	$4,247	$2,324